Debt and Warrants - Additional Information 1 (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 09, 2022	Sep. 01, 2021
Amended And Restated Notes Payable Agreement Two [Member] | Block Chain [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 126,746
Amended And Restated Notes Payable Agreement Two [Member] | Block Chain [Member] | Tranche One [Member] | Deemed US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value						43,746
Fourth Amended And Restated Loan Agreement [Member] | Block Chain [Member]
Debt Instrument [Line Items]
Debt instrument principal amount outstanding after restructuring		$ 57,433	$ 57,433
Debt instrument face value					$ 57,433
Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest		806
Liability with unobservable inputs issued during the period	$ 7,712	22,353
Debt instrument face value		12,348	4,553
Additional Debt One [Member] | Amended And Restated Notes Payable Agreement Two [Member] | Block Chain [Member] | Tranche One [Member] | Deemed US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value						10,000
Initial deposit payable towards supply agreement						$ 10,000
Warrant [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period			57,133	$ 29,234
Warrant [Member] | Fourth Amended And Restated Loan Agreement [Member] | Block Chain [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period		49,421	$ 49,421
Revision of Prior Period, Error Correction, Adjustment [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest		$ 400